Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 12. Stock-Based Compensation
2010 Stock Plan
Prior to the Business Combination, Legacy Shapeways maintained its 2010 Stock Plan (the “2010 Plan”), under which Legacy Shapeways granted statutory and non-statutory
stock to employees, outside directors and consultants. The maximum number of shares of common stock that was issuable under the 2010 Plan was 16,942,546 shares.
In connection with the Business Combination, each Legacy Shapeways stock option that was outstanding immediately prior to Closing, whether vested or unvested, was converted into an option to acquire a number of shares of common stock (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy Shapeways common stock subject to such Legacy Shapeways option immediately prior to the Business Combination and (ii) 90% of the Conversion Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy Shapeways option immediately prior to the consummation of the Business Combination, divided by (B) 90% of the Conversion Ratio. Except as specifically provided in the Business Combination Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy Shapeways option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.
In addition, as discussed in Note 3, each holder of an
in-the-money
Legacy Shapeways option held by individuals remaining in continuous service to the Company through the Closing, was granted a right to receive
Earn-Out
RSUs equal to the product of (A) the number of shares of Legacy Shapeways common stock that were subject to the option immediately prior to Closing, multiplied by (B) ten percent (10%) of the Conversion Ratio (rounded down to the nearest whole number of shares). The
Earn-Out
RSUs are subject to substantially the same service-based vesting conditions and acceleration provisions as applied to the Legacy Shapeways option provided that, in addition to such service-based vesting conditions,
Earn-Out
RSUs will be subject to vesting and forfeiture conditions based upon the dollar volume-weighted price of the Company’s Common Stock reaching certain targets (the
“RSU Performance Milestones”). The Company records stock compensation expense for Earn-Out RSUs based upon an assessment of the grant date fair value using the Monte Carlo model. The assumptions used to estimate the fair value of Earn-Out RSUs granted during the year ended December 31, 2021 were as follows:

Weighted average grant date fair value	$1.14
Expected term (in years)	3.00
Expected volatility	67.00%
Risk-free interest rate	0.93%
Dividend yield	—

If the service of the holder of an
Earn-Out
RSU terminates before the RSU Performance Milestones have been satisfied, then the portion of the
Earn-Out
RSUs for which the service-based vesting conditions has been satisfied (taking into account any acceleration provisions) shall remain outstanding and eligible to vest upon achievement of the applicable RSU Performance Milestone. Any
Earn-Out
RSUs for which the service-based vested conditions have not been satisfied as of such termination of service (taking into account any acceleration provisions) shall be forfeited and cancelled without payment. If any RSU Performance Milestone fails to be satisfied by the end of the Earnout Period, then the
Earn-Out
RSUs corresponding to such RSU Performance Milestone shall be forfeited and cancelled without payment as of the end of the Earnout Period.

Upon the Closing of the Business Combination, the outstanding and unexercised Legacy Shapeways options became options to purchase an aggregate of 4,901,207 shares of the Company’s Common Stock under the 2010 Plan at an average exercise price of $0.62 per share.
2021 Equity Incentive Plan
Upon the closing of the Business Combination, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan permits the granting of incentive stock options, restricted stock awards, other share-based awards or other cash-based awards to employees, consultants, and non-employee
directors. As of December 31, 2021, 7,621,401 shares of Common Stock are authorized for issuance pursuant to awards under the 2021 Plan. As of December 31, 2021, 1,070,812 shares have been awarded and 6,550,589 shares remain available for issuance under the 2021 Plan.
Option Awards
The Company accounts for share-based payments pursuant to ASC 718,
Stock Compensation
and, accordingly, the Company records stock compensation expense for share-based awards based upon an assessment of the grant date fair value for stock options using the Black-Scholes option pricing model. The Company is a public company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Company’s stock options for employees has been determined utilizing the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
The fair value of stock options under the Black-Scholes model requires management to make assumptions regarding projected employee stock option exercise behaviors, risk-free interest rates, volatility of the Company’s stock price and expected dividends. The Company generally recognizes stock compensation expense on the grant date and over the period of vesting or period that services will be provided. The assumptions used to estimate the fair value of stock options granted during the periods presented were as follows:

	Year Ended December 31,
	2021	2020
Strike price	$0.17	$0.18
Expected term (in years)	5.55 - 6.05	5.00 - 6.04
Expected volatility	57.09% - 57.81%	49.13% - 53.50%
Risk-free interest rate	0.50% - 0.57%	0.37% - 1.46%
Dividend yield	—	—

The following table summarizes the Company’s stock option plan and the activity:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2021 (as previously reported)	8,247,340	$0.44	6.72	$—
Retroactive application of reverse recapitalization	(1,967,440)	—	—	—

Outstanding as of January 1, 2021, effect of Merger	6,279,900	$0.58	6.64	$—
Granted	29,420	0.36	9.07	—
Forfeited	(203,970)	0.44	—	—
Exercised	(1,298,963)	0.45	—	$9,450

Outstanding at December 31, 2021	4,806,387	$0.63	6.57	$14,438

Exercisable at December 31, 2021	4,515,739	$0.64	6.48	$13,504

The aggregate intrinsic value in the above table is calculated as the difference between fair value of the Company’s Common Stock price and the exercise price of the stock options. The weighted-average grant-date fair value per stock option granted during the years ended December 31, 2021 and 2020 was $0.17 and $0.18, respectively. The Company recorded stock compensation expense related to option awards of $1,297 and $721, respectively, which is included in selling, general and administrative expense for the years ended December 31, 2021 and 2020. As of December 31, 2021, approximately $64 of unrecognized compensation expense related to non-vested
option awards is expected to be recognized over the weighted average period of 1.76 years.
Restricted Stock Units
The following table summarizes the Company’s restricted stock unit activity:

	Restricted Stock Units	Weighted Average Grant Date Fair Value per Share
Outstanding at January 1, 2021	—	$—
Granted	1,070,812	2.58
Forfeited	(364)	1.06
Vested	(410,000)	3.80

Outstanding at December 31, 2021	660,448	$3.80

Exercisable at December 31, 2021	—	$—

The total fair value of restricted stock unit awards vested during the year ended December 31, 2021 was $1,610.
Total unrecognized compensation expense related to outstanding restricted stock unit awards was approximately $684 as of December 31, 2021 and is expected to be recognized over the weighted average period of 2.76 years.

2021 Employee Stock Purchase Plan
Upon the closing of the Business Combination, the Company adopted the 2021 Employee Stock Purchase Plan (the “ESPP”). The purpose of the ESPP is to provide eligible employees with an opportunity to increase their proprietary interest in the success of the Company by purchasing Common Stock from the Company on favorable terms and to pay for such purchases through payroll deductions or other approved contributions. As of December 31, 2021, 895,721 shares of Common Stock are available for purchase under the ESPP. As of December 31, 2021, no shares have been purchased under the ESPP.